Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	JACADA LTD
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Central Index Key	0001095747
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	4,159,134